Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Municipal Securities Income Trust
Entity Central Index Key	0000866700
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000070760 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Ohio Municipal Income Fund
Class Name	Class A Shares
Trading Symbol	OMIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Ohio Municipal Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$76	0.77%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Ohio Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income by investing in a portfolio of tax-exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities.
Top Contributors to Performance
  Credit allocation made a positive contribution to Fund performance with underweight positions relative to the Index in underperforming non-rated securities.
  Sector allocation including underweight exposure to underperforming Tobacco Settlement Revenue bond sector and overweight exposure to the outperforming Dedicated Tax bond sector had positive contributions to relative Fund performance.
Top Detractors from Performance
  Yield curve positioning detracted from relative performance. The Fund held overweight positions in securities with maturities of 12 years and longer where market yields increased and underweight positions in maturities ranging from one to five years where market yields declined over the period.
  Duration management contributed negatively to relative Fund performance. The Fund held moderate duration short and long positions at various times relative to the Index during a volatile fiscal year which created modest net negative contribution. The 30-year AAA-rated Bloomberg Evaluation Service municipal yield fluctuated over a wide range from 4.86% to 3.47%, ending the period higher by 99 basis points.
  Security selection provided a negative contribution to relative performance as gross return was below the Index after accounting for duration, yield curve, credit quality and sector positioning. The underperformance was primarily the result of an overweight allocation to underperforming long 4% coupon bonds priced at a discount.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: August 31, 2015 through August 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares with sales load	-5.79%	-1.00%	1.10%
Class A Shares without sales load	-1.38%	-0.08%	1.57%
S&P Municipal Bond Index	0.44%	0.65%	2.28%
S&P Municipal Bond OH	0.14%	0.44%	2.64%
Morningstar Municipal Ohio Funds Average	-1.11%	-0.12%	1.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 73,182,260
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 16,048
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$73,182,260
Number of Investments	104
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$16,048

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 29, 2025, Derek Plaski, CFA, will be added to the Fund’s portfolio management team and Richard J. (R.J.) Gallo, CFA, will no longer serve as a Portfolio Manager to the Fund.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024703 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Ohio Municipal Income Fund
Class Name	Class F Shares
Trading Symbol	OMIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Ohio Municipal Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$91	0.92%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Ohio Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income by investing in a portfolio of tax-exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities.
Top Contributors to Performance
  Credit allocation made a positive contribution to Fund performance with underweight positions relative to the Index in underperforming non-rated securities.
  Sector allocation including underweight exposure to underperforming Tobacco Settlement Revenue bond sector and overweight exposure to the outperforming Dedicated Tax bond sector had positive contributions to relative Fund performance.
Top Detractors from Performance
  Yield curve positioning detracted from relative performance. The Fund held overweight positions in securities with maturities of 12 years and longer where market yields increased and underweight positions in maturities ranging from one to five years where market yields declined over the period.
  Duration management contributed negatively to relative Fund performance. The Fund held moderate duration short and long positions at various times relative to the Index during a volatile fiscal year which created modest net negative contribution. The 30-year AAA-rated Bloomberg Evaluation Service municipal yield fluctuated over a wide range from 4.86% to 3.47%, ending the period higher by 99 basis points.
  Security selection provided a negative contribution to relative performance as gross return was below the Index after accounting for duration, yield curve, credit quality and sector positioning. The underperformance was primarily the result of an overweight allocation to underperforming long 4% coupon bonds priced at a discount.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: August 31, 2015 through August 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class F Shares with sales load	-3.41%	-0.42%	1.32%
Class F Shares without sales load	-1.43%	-0.21%	1.42%
S&P Municipal Bond Index	0.44%	0.65%	2.28%
S&P Municipal Bond OH	0.14%	0.44%	2.64%
Morningstar Municipal Ohio Funds Average	-1.11%	-0.12%	1.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 73,182,260
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 16,048
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$73,182,260
Number of Investments	104
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$16,048

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 29, 2025, Derek Plaski, CFA, will be added to the Fund’s portfolio management team and Richard J. (R.J.) Gallo, CFA, will no longer serve as a Portfolio Manager to the Fund.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000219236 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Ohio Municipal Income Fund
Class Name	Institutional Shares
Trading Symbol	OMIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Ohio Municipal Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$52	0.52%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Ohio Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income by investing in a portfolio of tax-exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities.
Top Contributors to Performance
  Credit allocation made a positive contribution to Fund performance with underweight positions relative to the Index in underperforming non-rated securities.
  Sector allocation including underweight exposure to underperforming Tobacco Settlement Revenue bond sector and overweight exposure to the outperforming Dedicated Tax bond sector had positive contributions to relative Fund performance.
Top Detractors from Performance
  Yield curve positioning detracted from relative performance. The Fund held overweight positions in securities with maturities of 12 years and longer where market yields increased and underweight positions in maturities ranging from one to five years where market yields declined over the period.
  Duration management contributed negatively to relative Fund performance. The Fund held moderate duration short and long positions at various times relative to the Index during a volatile fiscal year which created modest net negative contribution. The 30-year AAA-rated Bloomberg Evaluation Service municipal yield fluctuated over a wide range from 4.86% to 3.47%, ending the period higher by 99 basis points.
  Security selection provided a negative contribution to relative performance as gross return was below the Index after accounting for duration, yield curve, credit quality and sector positioning. The underperformance was primarily the result of an overweight allocation to underperforming long 4% coupon bonds priced at a discount.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: August 31, 2015 through August 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares[1]	-1.03%	0.19%	1.71%
S&P Municipal Bond Index	0.44%	0.65%	2.28%
S&P Municipal Bond OH	0.14%	0.44%	2.64%
Morningstar Municipal Ohio Funds Average	-1.11%	-0.12%	1.50%
[1]
The Fund’s Institutional Shares commenced operations on April 28, 2020. For the period prior to the commencement of operations of Institutional Shares, the performance information shown for the Fund’s Institutional Shares is for the Class F Shares. The performance of the Class F Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares have a lower expense ratio than the expense ratio of Class F Shares.

Performance Inception Date	Apr. 28, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 73,182,260
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 16,048
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$73,182,260
Number of Investments	104
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$16,048

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 29, 2025, Derek Plaski, CFA, will be added to the Fund’s portfolio management team and Richard J. (R.J.) Gallo, CFA, will no longer serve as a Portfolio Manager to the Fund.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024704 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Pennsylvania Municipal Income Fund
Class Name	Class A Shares
Trading Symbol	PAMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Pennsylvania Municipal Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$76	0.76%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Pennsylvania Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income by investing in a portfolio of tax-exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the State of Pennsylvania and Pennsylvania municipalities.
Top Contributors to Performance
  Credit allocation contributed to relative Fund performance against the Index. Notably, the Fund’s overweight allocation to non-rated and non-investment-grade bonds (which outperformed) and underweight allocation to AA-rated bonds (which underperformed) added to relative performance.
  Sector allocation to Industrial Development (overweight), and Hospital (underweight) bonds outperformed the Index.
Top Detractors from Performance
  Yield-curve positioning, notably the Fund’s overweight allocation to long-maturity premium bonds was a drag on performance relative to the Index.
  During the reporting period, the Fund’s duration was longer than the Index on average. Rates rose during the period and the longer duration hurt the Fund’s performance relative to the Index.
  Sector allocation to State General Obligations (underweight), Housing (underweight), and Water and Sewer (overweight) underperformed the Index.
  Individual security selection which reflects factors not explained by duration, yield curve, credit and sector also lagged the Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: August 31, 2015 through August 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares with sales load	-5.60%	-0.91%	1.25%
Class A Shares without sales load	-1.11%	0.00%	1.71%
S&P Municipal Bond Index	0.44%	0.65%	2.28%
S&P Municipal Bond Pennsylvania Index	0.65%	0.68%	2.36%
Morningstar Muni Pennsylvania Funds Average	-1.14%	0.06%	1.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 94,581,865
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 112,262
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$94,581,865
Number of Investments	96
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$112,262

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 29, 2025, Ann Ferentino, CFA, and Derek Plaski, CFA, will be added to the Fund’s portfolio management team and Richard J. (R.J.) Gallo, CFA, will no longer serve as a Portfolio Manager to the Fund.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000219237 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Pennsylvania Municipal Income Fund
Class Name	Institutional Shares
Trading Symbol	PAMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Pennsylvania Municipal Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$53	0.53%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Pennsylvania Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income by investing in a portfolio of tax-exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the State of Pennsylvania and Pennsylvania municipalities.
Top Contributors to Performance
  Credit allocation contributed to relative Fund performance against the Index. Notably, the Fund’s overweight allocation to non-rated and non-investment-grade bonds (which outperformed) and underweight allocation to AA-rated bonds (which underperformed) added to relative performance.
  Sector allocation to Industrial Development (overweight), and Hospital (underweight) bonds outperformed the Index.
Top Detractors from Performance
  Yield-curve positioning, notably the Fund’s overweight allocation to long-maturity premium bonds was a drag on performance relative to the Index.
  During the reporting period, the Fund’s duration was longer than the Index on average. Rates rose during the period and the longer duration hurt the Fund’s performance relative to the Index.
  Sector allocation to State General Obligations (underweight), Housing (underweight), and Water and Sewer (overweight) underperformed the Index.
  Individual security selection which reflects factors not explained by duration, yield curve, credit and sector also lagged the Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: August 31, 2015 through August 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares[1]	-0.88%	0.21%	1.83%
S&P Municipal Bond Index	0.44%	0.65%	2.28%
S&P Municipal Bond Pennsylvania Index	0.65%	0.68%	2.36%
Morningstar Muni Pennsylvania Funds Average	-1.14%	0.06%	1.73%
[1]
The Fund's Institutional Shares commenced operations on April 28, 2020. For the periods prior to the commencement of operations of the Institutional Shares, the performance information shown is for the Fund's Class A Shares. The performance of Class A Shares has been adjusted to reflect the absence of sales charges.

Performance Inception Date	Apr. 28, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 94,581,865
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 112,262
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$94,581,865
Number of Investments	96
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$112,262

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 29, 2025, Ann Ferentino, CFA, and Derek Plaski, CFA, will be added to the Fund’s portfolio management team and Richard J. (R.J.) Gallo, CFA, will no longer serve as a Portfolio Manager to the Fund.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000034361 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal High Yield Advantage Fund
Class Name	Class A Shares
Trading Symbol	FMOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal High Yield Advantage Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$88	0.89%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to a blended index consisting of S&P Municipal Bond Index reweighted 10% AAA&AA-rated, 15% A-rated, 25% BBB-rated, 50% High Yield, All 3-Year Plus Sub-Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide a high level of current income by investing its assets so that normally at least 80% of the income that it distributes will be exempt from federal regular income tax.
Top Contributors to Performance
  Sector allocation was a positive contributor to relative Fund performance. An overweight allocation to the Senior Care, Airport and Incremental Tax sectors each contributed positively.
  Security selection for the Fund was neutral relative to the Index after accounting for duration, yield curve, sector allocation and credit allocation contributions. A number of individual holdings that experienced improving credit situations contributed positive excess returns as did avoiding poorly performing holdings in the Index. Highlights in the Fund include names in the Senior Care sector and various Puerto Rico bonds. These positives were offset by negative performance of lower coupon bonds.
Top Detractors from Performance
  Yield curve management contributed negatively to relative Fund performance. An overweight allocation to bonds with maturities greater than 22 years and a corresponding underweight in bonds with maturities between 2 and 10 years detracted from relative performance as the municipal AAA curve twist steepened during the fiscal year with the 2-year rate falling 27 basis points and the 30-year rate increasing 98 basis points.
  Credit allocation was a negative factor. An overweight allocation to high yield bonds hurt relative performance as high yield spreads widened during the year.
  Duration management contributed negatively to relative performance. The Fund held moderate duration short and long positions relative to the Index at different points during a volatile fiscal year resulting in a modestly net negative contribution.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: August 31, 2015 through August 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares with sales load	-6.15%	0.00%	1.99%
Class A Shares without sales load	-1.70%	0.93%	2.46%
S&P Municipal Bond Index	0.44%	0.65%	2.28%
S&P Municipal Bond 10% AAA&AA/15% A/25% BBB/50% High Yield, All 3-Year Plus Sub-Index	-0.74%	1.58%	3.71%
Morningstar High Yield Muni Funds Average Category	-2.48%	0.64%	2.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 29, 2025
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 430,600,694
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 1,944,905
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$430,600,694
Number of Investments	343
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,944,905

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 29, 2025, Ann Ferentino, CFA, will be added to the Fund’s portfolio management team and Richard J. (R.J.) Gallo, CFA, will no longer serve as a Portfolio Manager to the Fund.
Effective October 29, 2025, the Fund restated the Interest Expense in its fee table to reflect expenses expected to be incurred during the current fiscal year.

Material Fund Change Expenses [Text Block]	Effective October 29, 2025, the Fund restated the Interest Expense in its fee table to reflect expenses expected to be incurred during the current fiscal year.
Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000034363 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal High Yield Advantage Fund
Class Name	Class C Shares
Trading Symbol	FMNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal High Yield Advantage Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$162	1.64%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to a blended index consisting of S&P Municipal Bond Index reweighted 10% AAA&AA-rated, 15% A-rated, 25% BBB-rated, 50% High Yield, All 3-Year Plus Sub-Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide a high level of current income by investing its assets so that normally at least 80% of the income that it distributes will be exempt from federal regular income tax.
Top Contributors to Performance
  Sector allocation was a positive contributor to relative Fund performance. An overweight allocation to the Senior Care, Airport and Incremental Tax sectors each contributed positively.
  Security selection for the Fund was neutral relative to the Index after accounting for duration, yield curve, sector allocation and credit allocation contributions. A number of individual holdings that experienced improving credit situations contributed positive excess returns as did avoiding poorly performing holdings in the Index. Highlights in the Fund include names in the Senior Care sector and various Puerto Rico bonds. These positives were offset by negative performance of lower coupon bonds.
Top Detractors from Performance
  Yield curve management contributed negatively to relative Fund performance. An overweight allocation to bonds with maturities greater than 22 years and a corresponding underweight in bonds with maturities between 2 and 10 years detracted from relative performance as the municipal AAA curve twist steepened during the fiscal year with the 2-year rate falling 27 basis points and the 30-year rate increasing 98 basis points.
  Credit allocation was a negative factor. An overweight allocation to high yield bonds hurt relative performance as high yield spreads widened during the year.
  Duration management contributed negatively to relative performance. The Fund held moderate duration short and long positions relative to the Index at different points during a volatile fiscal year resulting in a modestly net negative contribution.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: August 31, 2015 through August 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares with sales load	-3.35%	0.17%	1.85%
Class C Shares without sales load	-2.40%	0.17%	1.85%
S&P Municipal Bond Index	0.44%	0.65%	2.28%
S&P Municipal Bond 10% AAA&AA/15% A/25% BBB/50% High Yield, All 3-Year Plus Sub-Index	-0.74%	1.58%	3.71%
Morningstar High Yield Muni Funds Average Category	-2.48%	0.64%	2.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 29, 2025
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 430,600,694
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 1,944,905
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$430,600,694
Number of Investments	343
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,944,905

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 29, 2025, Ann Ferentino, CFA, will be added to the Fund’s portfolio management team and Richard J. (R.J.) Gallo, CFA, will no longer serve as a Portfolio Manager to the Fund.
Effective October 29, 2025, the Fund restated the Interest Expense in its fee table to reflect expenses expected to be incurred during the current fiscal year.

Material Fund Change Expenses [Text Block]	Effective October 29, 2025, the Fund restated the Interest Expense in its fee table to reflect expenses expected to be incurred during the current fiscal year.
Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000034364 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal High Yield Advantage Fund
Class Name	Class F Shares
Trading Symbol	FHTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal High Yield Advantage Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$88	0.89%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to a blended index consisting of S&P Municipal Bond Index reweighted 10% AAA&AA-rated, 15% A-rated, 25% BBB-rated, 50% High Yield, All 3-Year Plus Sub-Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide a high level of current income by investing its assets so that normally at least 80% of the income that it distributes will be exempt from federal regular income tax.
Top Contributors to Performance
  Sector allocation was a positive contributor to relative Fund performance. An overweight allocation to the Senior Care, Airport and Incremental Tax sectors each contributed positively.
  Security selection for the Fund was neutral relative to the Index after accounting for duration, yield curve, sector allocation and credit allocation contributions. A number of individual holdings that experienced improving credit situations contributed positive excess returns as did avoiding poorly performing holdings in the Index. Highlights in the Fund include names in the Senior Care sector and various Puerto Rico bonds. These positives were offset by negative performance of lower coupon bonds.
Top Detractors from Performance
  Yield curve management contributed negatively to relative Fund performance. An overweight allocation to bonds with maturities greater than 22 years and a corresponding underweight in bonds with maturities between 2 and 10 years detracted from relative performance as the municipal AAA curve twist steepened during the fiscal year with the 2-year rate falling 27 basis points and the 30-year rate increasing 98 basis points.
  Credit allocation was a negative factor. An overweight allocation to high yield bonds hurt relative performance as high yield spreads widened during the year.
  Duration management contributed negatively to relative performance. The Fund held moderate duration short and long positions relative to the Index at different points during a volatile fiscal year resulting in a modestly net negative contribution.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: August 31, 2015 through August 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class F Shares with sales load	-3.55%	0.74%	2.37%
Class F Shares without sales load	-1.67%	0.94%	2.47%
S&P Municipal Bond Index	0.44%	0.65%	2.28%
S&P Municipal Bond 10% AAA&AA/15% A/25% BBB/50% High Yield, All 3-Year Plus Sub-Index	-0.74%	1.58%	3.71%
Morningstar High Yield Muni Funds Average Category	-2.48%	0.64%	2.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 29, 2025
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 430,600,694
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 1,944,905
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$430,600,694
Number of Investments	343
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,944,905

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 29, 2025, Ann Ferentino, CFA, will be added to the Fund’s portfolio management team and Richard J. (R.J.) Gallo, CFA, will no longer serve as a Portfolio Manager to the Fund.
Effective October 29, 2025, the Fund restated the Interest Expense in its fee table to reflect expenses expected to be incurred during the current fiscal year.

Material Fund Change Expenses [Text Block]	Effective October 29, 2025, the Fund restated the Interest Expense in its fee table to reflect expenses expected to be incurred during the current fiscal year.
Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000130166 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal High Yield Advantage Fund
Class Name	Institutional Shares
Trading Symbol	FMYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal High Yield Advantage Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$64	0.64%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to a blended index consisting of S&P Municipal Bond Index reweighted 10% AAA&AA-rated, 15% A-rated, 25% BBB-rated, 50% High Yield, All 3-Year Plus Sub-Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide a high level of current income by investing its assets so that normally at least 80% of the income that it distributes will be exempt from federal regular income tax.
Top Contributors to Performance
  Sector allocation was a positive contributor to relative Fund performance. An overweight allocation to the Senior Care, Airport and Incremental Tax sectors each contributed positively.
  Security selection for the Fund was neutral relative to the Index after accounting for duration, yield curve, sector allocation and credit allocation contributions. A number of individual holdings that experienced improving credit situations contributed positive excess returns as did avoiding poorly performing holdings in the Index. Highlights in the Fund include names in the Senior Care sector and various Puerto Rico bonds. These positives were offset by negative performance of lower coupon bonds.
Top Detractors from Performance
  Yield curve management contributed negatively to relative Fund performance. An overweight allocation to bonds with maturities greater than 22 years and a corresponding underweight in bonds with maturities between 2 and 10 years detracted from relative performance as the municipal AAA curve twist steepened during the fiscal year with the 2-year rate falling 27 basis points and the 30-year rate increasing 98 basis points.
  Credit allocation was a negative factor. An overweight allocation to high yield bonds hurt relative performance as high yield spreads widened during the year.
  Duration management contributed negatively to relative performance. The Fund held moderate duration short and long positions relative to the Index at different points during a volatile fiscal year resulting in a modestly net negative contribution.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: August 31, 2015 through August 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	-1.43%	1.17%	2.72%
S&P Municipal Bond Index	0.44%	0.65%	2.28%
S&P Municipal Bond 10% AAA&AA/15% A/25% BBB/50% High Yield, All 3-Year Plus Sub-Index	-0.74%	1.58%	3.71%
Morningstar High Yield Muni Funds Average Category	-2.48%	0.64%	2.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 29, 2025
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 430,600,694
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 1,944,905
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$430,600,694
Number of Investments	343
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,944,905

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective October 29, 2025, Ann Ferentino, CFA, will be added to the Fund’s portfolio management team and Richard J. (R.J.) Gallo, CFA, will no longer serve as a Portfolio Manager to the Fund.
Effective October 29, 2025, the Fund restated the Interest Expense in its fee table to reflect expenses expected to be incurred during the current fiscal year.

Material Fund Change Expenses [Text Block]	Effective October 29, 2025, the Fund restated the Interest Expense in its fee table to reflect expenses expected to be incurred during the current fiscal year.
Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation